Tax Status - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax determination letter, date	Aug. 10, 2021
Tax determination letter, obtained	true
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember
Tax determination letter, prior date	Jan. 17, 2018